Equity-method investees - Summary of Changes in Carrying Amount of Equity-method investees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	€ 40,875	€ 39,831
Share of profit for the year	(371)	389	€ 2,897
Loss allowance	364	602
Share of other comprehensive income	(1,309)	686	(1,257)
Dividends received/(distributed)	(2,221)	(77)
Liquidation		(520)
Effect of translation adjustments	120	(36)
Ending balance	37,458	40,875	39,831
Nars Miami Llc [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance		609
Share of profit for the year		(4)
Dividends received/(distributed)		(77)
Liquidation		(520)
Effect of translation adjustments		(8)
Ending balance			609
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	548	569
Share of profit for the year	59	(47)
Effect of translation adjustments	(28)	26
Ending balance	579	548	569
Foundation Made In Italy Circolare Esostenibile [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	8	8
Ending balance	8	8	8
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	40,319	38,645
Share of profit for the year	82	988
Share of other comprehensive income	(1,309)	686
Dividends received/(distributed)	(2,221)
Ending balance	36,871	40,319	€ 38,645
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of profit for the year	(512)	(548)
Loss allowance	364	602
Effect of translation adjustments	€ 148	€ (54)